Document and Entity Information	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Entity Registrant Name	TPT GLOBAL TECH, INC.
Entity Central Index Key	0001661039
Document Type	S-1
Amendment Flag	false
Entity Incorporation, State or Country Code	FL
Is Entity Emerging Growth Company?	true
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Elected Not To Use the Extended Transition Period	false